Expense Example	Jan. 07, 2026 USD ($)
Founder Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 238
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,695
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,417
Expense Example, with Redemption, 10 Years	$ 3,016